Lease Commitments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Rent expense	$ 1,992	$ 968	$ 5,665	$ 3,337	$ 4,688	$ 4,737	$ 2,749
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	10 years		10 years		10 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year		1 year		1 year